Options and Warrants (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2011	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jun. 30, 2014 Warrant [Member]	Jun. 30, 2014 Equity Incentive Plan [Member]	Jun. 12, 2014 Equity Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 34	$ 229			$ 228
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value	$ 5.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,984
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	828
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	372	285	378	359
Class of Warrant or Right, Outstanding					44	44	44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 4.40				$ 36.38	$ 36.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term					2 years 2 months 12 days	3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Fair Value Price per Share					$ 1.32
Common Stock, Capital Shares Reserved for Future Issuance								367	375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 5.09				$ 36.38